Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income
Financial assets at amortized cost	¥ 479,043	¥ 304,627	¥ 194,771
Financial assets purchased under reverse repurchase agreements	83,763	29,328
Interest income	562,806	333,955	194,771
Realized gains
Financial assets at fair value through profit or loss	991,437	1,163,988	1,116,431
Financial assets at amortized cost	80,866
Realized gains	1,072,303	1,163,988	1,116,431
Net change in unrealized gains/(losses)
Financial assets at fair value through profit or loss	(483,356)	(558,044)	(732,125)
Investment income	¥ 1,151,753	¥ 939,899	¥ 579,077